Business, Going Concern and Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of property and equipment estimated useful lives
Asset Category	Depreciation/ Amortization Period
Computer equipment	5 Years
Computer software	3 Years

Asset Category	Depreciation/ Amortization Period
Computer equipment	5 Years
Computer software	3 Years

Schedule of computer and equipment costs
	September 30, 2020	December 31, 2019
Computer equipment	$12,477	$9,964
Accumulated depreciation	(3,746)	(2,242)
Balance	$8,731	$7,722

	December 31, 2019	December 31, 2018

Computer equipment	$9,964	$9,964
Accumulated depreciation	(2,242)	(249)
Balance	$7,722	$9,715